June 30, 2023

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: The MP63 Fund, Inc. -Post Effective Amendment No. 32 to the Registration Statement on Form N-1A (File Nos. 333-65599 & 811-09053)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by The MP63 Fund, Inc. (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act and on behalf of the Fund, I certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Fund would not have differed from that contained in Post-Effective Amendment No. 31 under the Securities Act of 1933 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 28, 2023 and became effective on the same date.

Questions related to this filing should be directed to Charles Richard Ropka, Esquire of Ropka Law LLC at (856)374-1744.

                                                                                      Very truly yours,

                                                                                        Vita Nelson

                                                                                         President

cc: Charles Richard Ropka, Esquire